INVENTORY AND RESEARCH AND DEVELOPMENT SUPPLIES (Tables)	12 Months Ended
Dec. 31, 2021
INVENTORY AND RESEARCH AND DEVELOPMENT SUPPLIES
Schedule of inventory and research and development supplies

	December 31,	December 31,	December 31,
	2021	2020	2019
Raw materials	$1,381,021	$694,043	$500,263
Work in progress	23,855	—	—
Finished goods	75,201	145,429	118,387
	$1,480,077	$839,472	$618,650
Research and development supplies	$—	$167,378	$671,845